                                                      Registration Nos: 33-14954
                                                                        811-5199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
     Pre-Effective Amendment No.                                             [ ]
     Post-Effective Amendment No. 28                                         [X]

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
     Amendment No. 30                                                        [X]

                        (Check appropriate box or boxes)

                       STEINROE VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service             Copies to
-------------------           ---------
R. Scott Henderson, Esquire   John M. Loder, Esquire
Columbia Management           Ropes & Gray LLP
Advisors, Inc.                One International Place
One Financial Center          Boston, Massachusetts 02110-2624
Boston, MA 02111
                              Cameron Avery, Esquire
                              Bell, Boyd and Lloyd LLC
                              Three First National Plaza
                              70 W. Madison Street, Suite 3300
                              Chicago, Illinois 60602

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b).

[X]  On May 1, 2006 pursuant to paragraph (b).

[ ]  60 days after filing pursuant to paragraph (a)(1).

[ ]  on (date) pursuant to paragraph (a)(1).

[ ]  75 days after filing pursuant to paragraph (a)(2).

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment relates solely to the Registrant's Colonial Small Cap Value Fund, Variable Series, Colonial Strategic Income Fund, Variable Series, Columbia International Fund, Variable Series, Liberty Growth & Income Fund, Variable Series, Liberty S&P 500 Fund, Variable Series, and Liberty Select Value Fund, Variable Series series. No information contained in the registration statement relating to the other series of the Registrant is amended or superceded hereby.

PARTS A AND B


COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
LIBERTY SELECT VALUE FUND, VARIABLE SERIES


The Registrant's prospectus and statement of additional information as filed with the Securities and Exchange Commission on January 25, 2006 in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-14954 and 811-5199) are hereby incorporated into this filing by reference.

PART C.  OTHER INFORMATION

Liberty Small Company Growth Fund, Variable Series
Columbia Large Cap Growth Fund, Variable Series
Liberty Asset Allocation Fund, Variable Series
Liberty Federal Securities Fund, Variable Series
Liberty Money Market Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Columbia International Fund, Variable Series
Liberty Growth & Income Fund, Variable Series

Liberty S&P 500 Index Fund, Variable Series
Liberty Select Value Fund, Variable Series

Item 23. Exhibits:

     (a) Form of Columbia Funds Variable Insurance Trust Second Amended and Restated Agreement and Declaration of Trust dated as of April ___, 2006 *

     (b) Form of Columbia Funds Variable Insurance Trust Amended and Restated Bylaws *

     (c) Not Applicable

     (d)(1) Fund Advisory Agreement, dated as of November 1, 2003, between the Trust on behalf of Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund and Columbia Management Advisors, LLC (Columbia Management)
(8)

     (d)(2) Sub-Advisory Agreement dated January 1, 2002 between the Trust, on behalf of Liberty Asset Allocation Fund, Columbia Management and Nordea Investment Management North America, Inc. (Nordea) (7)

     (d)(3) Amendment to Investment Management Agreement dated October 12, 2004, with respect to Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund (10)

     (d)(4) Form of Management Agreement dated as of May 1, 2006 between the Trust and Columbia Management, with respect to Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund and Liberty Select Value Fund (13)

     (d)(5) Form of Management Agreement dated as of May 1, 2006 between the Trust and Columbia Management, with respect to Liberty S&P 500 Index Fund (13)

     (e)(1) Underwriting Agreement between the Trust and Columbia Funds Distributor, Inc. (CFD, formerly named Liberty Funds Distributor, Inc.) dated April 23, 1999, as amended August 3, 1999 (4)

     (e)(2) Form of Distribution Agreement between the Trust, the other Massachusetts business trusts party thereto and Columbia Management Distributors, Inc., dated as of March __, 2006 *



     (e)(3) Form of 12b-1 Plan Implementing Agreement between the Trust and CFD, dated as of May 1, 2006 *


     (f) Not applicable

     (g)(1) Amended and Restated Master Custodian Agreement between the Trust and State Street Bank and Trust Company, dated September 19, 2005 (11)

     (g)(2) Appendix A to Amended and Restated Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated September 19, 2005
(11)

     (h)(1) Form of Administrative Agreement dated as of January 3, 1995 between the Trust, on behalf of each of the Funds, and Columbia Management (2)


     (h)(2) Form of Transfer, Dividend Disbursing and Shareholders' Servicing Agreement, dated as of March [__], 2006, by and between the Trust, the other Massachusetts business trusts party thereto, Columbia Management Services, Inc. and Columbia Management (12)


     (h)(3)(i) Amended and Restated Participation Agreement dated April 3, 1998 among the Trust, Keyport Life Insurance Company and Keyport Financial Services Corp (1)

     (h)(3)(ii) Participation Agreement dated as of October 1, 1993 among the Trust, Keyport Financial Services Corp. and Independence Life Annuity Company
(2)

     (h)(3)(iii) Participation Agreement dated as of April 15, 1994 among the Trust, Transamerica Occidental Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

     (h)(3)(iv) Participation Agreement dated as of December 1, 1994 among the Trust, First Transamerica Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

     (h)(3)(v) Participation Agreement dated May 8, 1998 among the Trust, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp.(2)

     (h)(4) Form of Pricing and Bookkeeping Agreement between the Trust on behalf of the Funds and Columbia Management (11)

     (i) Opinion and consent of counsel with respect to Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund, Liberty Money Market Fund, Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund, Liberty S&P 500 Index Fund and Liberty Select Value Fund *

     (j) Consent of Independent Registered Public Accountant (PWC) (13)

     (k) Not applicable

     (l) Not applicable

     (m)(1) Rule 12b-1 Inter-Distributor Agreement dated June 1, 2000 (5)


     (m)(2) Form of Rule 12b-1 Distribution Plan dated as revised on April __, 2006*


     (n) Not applicable

     (o) Plan pursuant to Rule 18f-3(d) dated June 1, 2000(5)

     (p)(1) Code of Ethics of all funds advised by the Bank of America Corporation, as revised January 3, 2006 - filed as Exhibit (p)(1) in Part C, Item 23(p)(1) of Post-Effective Amendment No. 46 to the Registration Statement of Columbia Funds Series Trust I (File Nos. 2-99356 and 811-04367 and formerly named Columbia Funds Trust IX), filed with the Commission on or about March 24, 2006, and incorporated herein by reference and made a part of this Registration Statement.

     (p)(2) Code of Ethics of Nordea(6)

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005, and is hereby incorporated by reference and made a part of this Registration Statement.

     (1) Incorporated by Reference to Post-Effective Amendment No. 13 to this Registration Statement filed April 1998.

     (2) Incorporated by Reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 1998.

     (3) Incorporated by Reference to Post-Effective Amendment No. 16 to this Registration Statement filed April 1999.

     (4) Incorporated by Reference to Post-Effective Amendment No. 17 to this Registration Statement filed March 2000.

     (5) Incorporated by Reference to Post-Effective Amendment No. 19 to this Registration Statement filed on or about June 1, 2000.

     (6) Incorporated by Reference to Post-Effective Amendment No. 21 to this Registration Statement filed on or about April 16, 2001.

     (7) Incorporated by Reference to Post-Effective Amendment No. 22 to this Registration Statement filed April 2002.

     (8) Incorporated by Reference to Post-Effective Amendment No. 24 to this Registration Statement filed April 23, 2004.

     (9) Incorporated by Reference to Post-Effective Amendment No. 25 to this Registration Statement filed February 16, 2005.

     (10) Incorporated by Reference to Post-Effective Amendment No. 26 to this Registration Statement filed May 1, 2005.

     (11) Incorporated by Reference to Post-Effective Amendment No. 27 to this Registration Statement filed January 25, 2006.

     (12) Incorporated by Reference to Post-Effective Amendment No. 46 to the Registration Statement of Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX) filed March 24, 2006.

     (13) To be filed by amendment hereto.

*    filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant

     None.

Item 25. Indemnification

          Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

          Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          To the extent required under the 1940 Act,

          (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

          (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

          (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advance, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Article Tenth also provides that its indemnification provisions are not exclusive. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Columbia Management, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

          In addition, Columbia Management maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or the Fund by the investment advisor.

Item 26. Business and Other Connections of Investment Adviser Nordea Investment Management North America, Inc. (Nordea) is the sub-advisor to Liberty Asset Allocation Fund, Variable Series. Nordea is an indirect wholly owned subsidiary of Nordea AB.

          The business and other connections of the officers and directors of Nordea is incorporated by reference from Nordea's Form ADV, as most recently filed with the Securities and Exchange Commission. The file number of such ADV Form is File No. 801-56180.

          The business and other connections of the officers and directors of Columbia Management Advisors, Inc. are listed on the Form ADV of Columbia Management Advisors, Inc. as currently on file with the Commission (File No. 801-5930).

Item 27. Principal Underwriter

(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Floating Rate Advantage Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc. and Columbia Technology Fund, Inc.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

                                     (2)                     (3)
         (1)                Position and Offices        Positions and
 Name and Principal            with Principal           Offices with
  Business Address*              Underwriter             Registrant
---------------------   ----------------------------   --------------
Ahmed, Yakob            V.P.                           None
Aldi, Andrew            V.P.                           None
Anderson, Judith        V.P.                           None
Ash, James              V.P.                           None
Banks, Keith            Director                       None
Ballou, Rick            Sr. V.P.                       None
Bartlett, John          Managing Director              None
Blumenfeld, Alexander   V.P.                           None
Bozek, James            Sr. V.P.                       None
Brantley, Thomas        Sr. V.P.-Tax                   None
Brown, Beth             Sr. V.P.                       None
Buff, Stephen O.        Chief Compliance Officer       None
Claiborne, Douglas      Sr. V.P.                       None
Climer, Quentin         V.P.                           None
Conley, Brook           V.P.                           None
Davis, W. Keith         Sr. V.P.-Tax                   None
Desilets, Marian        V.P.                           None
Devaney, James          Sr. V.P.                       None
Doyle, Matthew          V.P.                           None
Emerson, Kim P.         Sr. V.P.                       None
Evans, C. Frazier       Managing Director              None
Feldman, David          Managing Director              None
Feloney, Joseph         Sr. V.P.                       None
Ferullo, Jeanne         V.P.                           None

Fisher, James           V.P.                           None
Ford, David             V.P.                           None
Froude, Donald          Director/President             None
Gellman, Laura D.       Conficts of Interest Officer   None
Gentile, Russell        V.P.                           None
Goldberg, Matthew       Sr. V.P.                       None
Grace, Anthony          V.P.                           None
Gubala, Jeffrey         V.P.                           None
Guenard, Brian          V.P.                           None
Iudice, Jr., Philip     Treasurer and CFO              None
Jones, Cynthia          V.P.                           None
Kerin, Matthew A.       Chief Operating Officer        None
Henderson, R. Scott     Secretary                      Secretary
Lynch, Andrew           Managing Director              None
Lynn, Jerry             V.P.                           None
Marcelonis, Sheila      V.P.                           None
Moberly, Ann R.         Sr. V.P.                       None
Morse, Jonathan         V.P.                           None
Mroz, Gregory S.        Sr. V.P.-Tax                   None
Nickodemus, Paul        V.P.                           None
Owen, Stephanie         V.P.                           None
Owens, Jennifer B.      Operational Risk Officer       None
Penitsch, Marilyn       V.P.                           None
Piken, Keith            Sr. V.P.                       None
Ratto, Gregory          V.P.                           None
Reed, Christopher B.    Sr. V.P.                       None
Ross, Gary              Sr. V.P.                       None

Schug, Derek            V.P.                           None
Scully-Power, Adam      V.P.                           None
Seller, Gregory         V.P.                           None
Shea, Terence           V.P.                           None
Sideropoulos, Lou       Sr. V.P.                       None
Studer, Eric            Sr. V.P.                       None
Unckless, Amy L.        Corporate Ombudsman            None
Waldron, Thomas         V.P.                           None
Walsh, Brian            V.P.                           None
Wess, Valerie           Sr. V.P.                       None
Wilson, Christopher     Sr. V.P.                       President
Yates, Susan            V.P.                           None

----------
*    The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisor and administrator; Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.); Registrant's principal underwriter, Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.); and Registrant's custodian, State Street Corporation (formerly named State Street Bank and Trust Company). The address of the Registrant, the transfer agent, and the underwriter is One Financial Center Boston, MA 02111; the address of Columbia Management is 100 Federal Street, Boston, MA 02110; and the address of State Street Corporation is 2 Avenue De Lafayette Boston, MA 02110-2900.

Item 29. Management Services

          Pursuant to a Management Agreement with the Registrant on behalf of all the Funds dated as of May 1, 2006, Columbia Management provides each of the Funds with administrative services. These services include the provision of office space and equipment and facilities in connection with the maintenance of the Registrant's headquarters, preparation and filing of required reports, arrangements for meetings, maintenance of the Registrant's corporate books and records, communication with shareholders, and oversight of custodial, accounting and other services provided to the Funds by others. Columbia Management pays all compensation of the Registrant's trustees, officers and employees who are employees of Columbia Management. Columbia Management may, in its discretion, arrange for such services to be provided by any of its affiliates.

          Under separate agreements, Columbia Management also acts as the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records and for pricing and bookkeeping services.

Item 30. Undertakings

          Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of SteinRoe Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SteinRoe Variable Investment Trust, certifies that this amendment to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 28 to its Registration Statement under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 10th day of April 2006.

STEINROE VARIABLE INVESTMENT TRUST


By: /s/ Christopher L. Wilson
--------------------------------
Christopher L. Wilson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

       SIGNATURES                          TITLE                       DATE
       ----------                          -----                       ----
/s/ CHRISTOPHER L. WILSON   President (Chief Executive Officer)   April 10, 2006
-------------------------
    Christopher L. Wilson


/s/ J. KEVIN CONNAUGHTON    Treasurer (principal financial        April 10, 2006
-------------------------   officer)
    J. Kevin Connaughton


/s/ MICHAEL G. CLARKE       Chief Accounting Officer              April 10, 2006
-------------------------   (principal accounting officer)
    Michael G. Clarke


DOUGLAS A. HACKER*          Trustee
-------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*       Trustee
-------------------------
Janet Langford Kelly


RICHARD W. LOWRY*           Trustee
-------------------------
Richard W. Lowry


WILLIAM E. MAYER*           Trustee
-------------------------
William E. Mayer



DR. CHARLES R. NELSON*      Trustee   /s/ Peter Fariel
-------------------------             ---------------------------------
Dr. Charles R. Nelson                     Peter Fariel
                                          Attorney-in-fact
                                          April 10, 2006


JOHN J. NEUHAUSER*          Trustee
-------------------------
John J. Neuhauser


PATRICK J. SIMPSON*         Trustee
-------------------------
Patrick J. Simpson


THOMAS E. STITZEL*          Trustee
-------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*         Trustee
-------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*          Trustee
-------------------------
Anne-Lee Verville


RICHARD L. WOOLWORTH*       Trustee
-------------------------
Richard L. Woolworth

                                    EXHIBITS

     (a) Form of Columbia Funds Variable Insurance Trust Second Amended and Restated Agreement and Declaration of Trust dated as of April ___, 2006

     (b) Form of Columbia Funds Variable Insurance Trust Amended and Restated Bylaws


     (e)(2) Form of Distribution Agreement between the Trust, the other Massachusetts business trusts party thereto and Columbia Management Distributors, Inc., dated as of March __, 2006

     (e)(3) Form of 12b-1 Plan Implementing Agreement between the Trust and CFD, dated as of May 1, 2006

     (i) Opinion and consent of counsel


     (m)(2) Rule 12b-1 Distribution Plan dated as revised on April __, 2006